Derivative Financial Instruments (Notional Amounts Of Outstanding Foreign Exchange Forward Contracts) (Details) (Forward Contracts [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional amount of foreign currency derivative purchase contracts	$ 496,288	$ 756,068
Notional amount of foreign currency derivative sale contracts	174,835	233,466
Euro
Derivative [Line Items]
Notional amount of foreign currency derivative purchase contracts	60,665	57,022
Notional amount of foreign currency derivative sale contracts	131,696	154,251
GBP [Member]
Derivative [Line Items]
Notional amount of foreign currency derivative purchase contracts	45,262	30,868
Notional amount of foreign currency derivative sale contracts	28,268	45,095
NIS [Member]
Derivative [Line Items]
Notional amount of foreign currency derivative purchase contracts	386,017	654,105
Other Currency [Member]
Derivative [Line Items]
Notional amount of foreign currency derivative purchase contracts	4,344	14,073
Notional amount of foreign currency derivative sale contracts	$ 14,871	$ 34,120